ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of wholly-owned subsidiaries and the consolidated VIE

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
MDJM UK	October 28, 2020	England and Wales	100%
Mingda Beijing (WFOE)	March 9, 2018	PRC	100%
Mingda Tianjin (VIE)	September 25, 2002	PRC	VIE